Inventories, net of inventory reserves - Summary of Inventories, Net of Inventory Reserves (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Inventory [Line Items]
Inventory, Net	$ 13,974	¥ 91,551	¥ 63,056
Products [Member]
Inventory [Line Items]
Inventory, Net		90,913	62,249
Packaging materials and others [Member]
Inventory [Line Items]
Inventory, Net		¥ 638	¥ 807